UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS (PERCENTAGES ARE BASED ON NET ASSETS OF $404,568,026)

COMMON STOCK — 66.2%

	Shares	Value

ARGENTINA — 0.1%
MercadoLibre	3,200	$593,248

AUSTRIA — 0.7%
Erste Group Bank	68,665	2,085,856
OMV	21,516	751,730

		2,837,586

BRAZIL — 0.8%
Telefonica Brasil ADR	108,569	1,604,650
TIM Participacoes ADR	117,100	1,654,623

		3,259,273

CANADA — 2.2%
Agnico Eagle Mines	46,861	2,235,270
Barrick Gold	150,046	2,766,848
Enbridge Income Fund Holdings	69,995	1,839,100
Franco-Nevada	34,365	2,235,100

		9,076,318

CHINA — 4.5%
Alibaba Group Holding ADR *	102,636	10,398,053
CSPC Pharmaceutical Group	752,000	847,908
Guangzhou R&F Properties	1,177,600	1,515,122
Longfor Properties	1,138,500	1,639,428
NetEase ADR	11,600	2,945,240
Sinopec Engineering Group, Cl H	1,314,000	1,062,201

		18,407,952

DENMARK — 0.4%
TDC	316,944	1,667,896

FRANCE — 4.2%
Cie Generale des Etablissements Michelin	42,396	4,548,296
Peugeot*	412,039	7,650,533
Total S.A.	94,506	4,760,242

		16,959,071

GERMANY — 0.7%
Bayer	26,603	2,937,860

HONG KONG — 1.2%
BOC Hong Kong Holdings Ltd.	800,000	3,186,911
China Resources Land	608,200	1,516,012

		4,702,923

INDIA — 0.5%
Tata Motors ADR	52,000	2,025,920

ITALY — 2.0%
Azimut Holding	317,994	5,698,387
Ferrari	39,600	2,460,348

		8,158,735

JAPAN — 11.1%
Asahi Glass	608,500	4,526,968
Dai-ichi Life Holdings	412,700	7,536,865
Daiichi Sankyo	238,600	5,334,742
Fuji Heavy Industries	106,800	4,294,323

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

JAPAN — (continued)
Fujitsu General	108,700	$2,133,373
Nippon Telegraph & Telephone	215,500	9,502,918
SoftBank Group	59,100	4,554,327
Sumitomo Mitsui Financial Group	177,400	6,993,246

		44,876,762

NETHERLANDS — 0.9%
EXOR	78,120	3,555,394

NEW ZEALAND — 0.1%
Fletcher Building	57,468	442,726

POLAND — 0.3%
Cyfrowy Polsat *	170,706	1,031,133

PORTUGAL — 0.2%
Jeronimo Martins	44,286	748,418

RUSSIA — 1.2%
Sberbank of Russia PJSC ADR	213,307	2,487,160
Yandex, Cl A *	104,772	2,424,424

		4,911,584

SPAIN — 2.1%
Amadeus IT Group	44,454	2,051,262
Repsol	431,140	6,357,610

		8,408,872

SWITZERLAND — 1.0%
Roche Holding	18,108	4,263,720

THAILAND — 0.4%
PTT Exploration & Production NVDR	265,000	737,574
PTT PLC NVDR	63,500	728,600

		1,466,174

TURKEY — 0.6%
Turkiye Garanti Bankasi	1,022,378	2,254,399

UNITED KINGDOM — 1.9%
Auto Trader Group (1)	853,274	4,293,689
BP	409,184	2,434,020
Hunting	139,079	971,914

		7,699,623

UNITED STATES — 29.1%
AbbVie	75,201	4,595,533
Affiliated Managers Group	45,578	6,944,264
Akamai Technologies *	41,400	2,839,626
Alliance Resource Partners (2)	130,876	3,114,849
Alphabet, Cl C *	9,618	7,663,526
Amgen	40,799	6,392,387
Celgene*	25,000	2,903,750
Citrix Systems *	30,899	2,817,680
CME Group, Cl A	49,244	5,962,463
DCP Midstream (2)	56,570	2,198,876
Dow Chemical	43,612	2,600,584
Gilead Sciences	74,500	5,397,525
Helmerich & Payne	49,229	3,503,136
International Business Machines	42,493	7,415,878
Kinder Morgan	60,600	1,353,804

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES — (continued)
Las Vegas Sands	147,259	$7,742,878
Lazard, Cl A	124,600	5,293,008
Morgan Stanley	157,121	6,676,071
National Oilwell Varco	141,282	5,341,872
Newmont Mining	71,490	2,593,657
QUALCOMM	83,780	4,476,366
Scripps Networks Interactive, Cl A	57,997	4,417,052
Sirius XM Holdings	585,746	2,764,721
Swift Transportation, Cl A *	162,153	3,701,953
Teradata *	75,995	2,231,213
Union Pacific	47,868	5,101,772
Valmont Industries	10,796	1,554,624

		117,599,068

TOTAL COMMON STOCK (Cost $253,951,394)		$267,884,655

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.1%

	Face Amount	Value
FFCB
0.798%, 01/17/18 (3)	$1,500,000	$1,502,937
0.797%, 11/13/17 (3)	5,000,000	5,005,860
0.786%, 11/27/17 (3)	3,500,000	3,503,791
FHLB
0.905%, 08/25/17 (3)	1,000,000	1,002,312
0.836%, 12/07/17 (3)	6,600,000	6,612,283
0.816%, 09/06/17 (3)	1,000,000	1,001,503
0.813%, 09/05/17 (3)	3,500,000	3,504,749
0.612%, 07/27/17 (3)	7,600,000	7,595,974
FNMA
0.783%, 10/05/17 (3)	7,000,000	7,007,574

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $36,728,872)		$36,736,983

EXCHANGE TRADED FUNDS — 5.4%

	Shares	Value

UNITED STATES — 5.4%
Highland/iBOXX Senior Loan	330,400	$6,168,568
PowerShares Senior Loan Portfolio	670,900	15,631,970

TOTAL EXCHANGE TRADED FUNDS (Cost $21,794,985)		$21,800,538

U.S. TREASURY OBLIGATION — 2.1%

	Face Amount	Value
U.S. Treasury Inflation Indexed Bond
0.125%, 07/15/26	$8,558,565	$8,370,987

Total U.S. Treasury Obligation (Cost $8,317,309)		$8,370,987

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2017 (Unaudited)

PREFERRED STOCK — 1.1%

	Shares	Value
UNITED STATES — 1.1%
Bank of America, 7.250% *	791	$943,070
Citigroup Capital XIII, 7.409% (3)	22,017	568,479
Goldman Sachs Group, 6.300%	30,609	803,486
JPMorgan Chase, 6.150%	22,208	577,186
PNC Financial Services Group, 6.125% (3)	25,774	730,951
Wells Fargo, 7.500% *	812	975,252

TOTAL PREFERRED STOCK (Cost $4,784,154)		$4,598,424

TOTAL INVESTMENTS — 83.9% (Cost $325,576,714) (4)		$339,391,587

*	Non-income producing security.
(1)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On January 31, 2017, the value of these securities amounted $4,293,689 and represented 1.1% of net assets.

(2)	Security considered Master Limited Partnership. At January 31, 2017, these securities amounted to $5,313,725 or 1.3% of net assets.
(3)	Floating rate security – Rate disclosed is the rate in effect as of January 31, 2017.
(4)	At January 31, 2017, the tax basis cost of the Fund’s investments was $325,576,714 and the unrealized appreciation and depreciation were $15,908,892 and $(2,094,019), respectively.

A list of the open futures contracts held by the Chiron Capital Allocation Fund (the ‘‘Fund’’) at January 31, 2017, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
Euro BTP	(31)	Mar-2017	$(4,355,204)	$9,062
Euro-OAT 10-Year	(27)	Mar-2017	(4,275,756)	754
H-Shares Index	110	Feb-2017	6,910,802	57,924
Nikkei 225 Index	(150)	Mar-2017	(14,339,600)	74,020
SGX Nifty 50 Index	663	Feb-2017	11,275,894	93,833
U.S. 5-Year Note	(72)	Mar-2017	(8,482,907)	(3,708)

			$(13,266,771)	$231,885

A list of the open forward foreign currency contracts held by the Fund at January 31, 2017, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Morgan Stanley	2/17/17	EUR	15,600,000	USD	16,606,200	$(243,884)
Morgan Stanley	2/17/17	JPY	4,450,000,001	USD	38,893,162	(535,396)
Morgan Stanley	2/17/17	USD	16,475,695	JPY	1,875,000,000	137,461
Morgan Stanley	2/17/17	USD	6,156,282	JPY	700,000,000	45,964

						$(595,855)

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2017 (Unaudited)

A list of the open OTC swap agreements held by the Fund at January 31, 2017, is as follows:

		Total Return Swaps

Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Morgan Stanley	Hanwha Life Insurance	Total Return	USD 1M LIBOR BBA + 105 BPs	6/14/18	$ 1,882,337	$ (38,062)
Morgan Stanley	Kumba Iron	Total Return	USD 1D FUNDS FED + 70 BPs	6/14/18	307,905	216,742
Morgan Stanley	MSCHIEU Basket Swap **	USD 1D FUNDS FED - 75 BPs	Total Return	6/4/18	(5,493,346)	(10,986)
Morgan Stanley	MSCHIJP Basket Swap **	USD 1D FUNDS FED - 60 BPs	Total Return	6/4/18	(9,073,357)	(10,045)
Morgan Stanley	MSCHIUS Basket Swap **	USD 1D FUNDS FED - 40 BPs	Total Return	6/4/18	(21,449,974)	84,279
Morgan Stanley	Naver	Total Return	USD 1M LIBOR BBA + 105 BPs	6/14/18	787,662	(4,941)
Morgan Stanley	Posco	Total Return	USD 1M LIBOR BBA + 105 BPs	6/14/18	308,035	45,970
Morgan Stanley	Samsung Electric	Total Return	USD 1M LIBOR BBA + 105 BPs	6/14/18	2,841,654	336,473

					$ (29,889,084)	$ 619,430

** The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps as of January 31, 2017.

Morgan Stanley Equity Basket Swaps
Shares	Description	Notional Amount	Unrealized Depreciation
MSCHIEU Index
22,989	Assa Ablogy	$(1,253,194)	$(2,506)
13,987	Associated British Foods PLC	(110,168)	(220)
127,846	Capital & Counties Properties	(114,432)	(229)
24,317	Fresnillo PLC	(116,490)	(233)
25,669	Glanbia	(132,240)	(265)
45,114	Hexpol	(14,851)	(30)
11,785	Hujtamaki	(132,499)	(265)
4,259	Krones	(132,482)	(265)
7	Lindt & SP	(2)	-
94,758	Nokia	(130,104)	(260)
91,843	Paysafe Group PLC	(115,477)	(231)
29,317	Smith & Nephew PLC	(114,181)	(228)
3,390	Sonova	(145,517)	(291)
35,548	Swedish Orphan Biovitrum	(1,308,256)	(2,616)
7,068	Symrise	(129,485)	(259)
95,790	Terna	(127,957)	(256)
39,745	TF1	(133,319)	(267)
23,362	Travis Perkins PLC	(111,663)	(223)
6,442	UCB	(135,120)	(270)
24,433	William Demant Holding	(1,035,909)	(2,072)

		$(5,493,346)	$(10,986)

MSCHIJP Index
70,819	Acom Ltd.	$(318,857)	$(353)
99,762	Aiful	(313,856)	(348)
9,654	Askul	(334,196)	(370)
9,495	Calbee	(328,665)	(364)
10,198	Chugai Pharmaceutical Ltd.	(320,831)	(355)
6,606	Domino’s Pizza Enterprises	(3,642)	(4)
8,205	Don Quijote Holdings Ltd.	(316,852)	(351)
6,696	Ezaki Glico Ltd.	(333,654)	(369)
68	Frontier Real Estate Investment	(324,820)	(360)
33,943	Hulic Ltd.	(348,492)	(386)
652	Invincible Investment	(326,036)	(361)
442	Japan Hotel REIT Investment	(329,189)	(365)
45,708	Keihan Holdings Ltd.	(430)	-
11,872	Kewpie	(318,266)	(352)
7,323	Kusuri No Aoki Holdings Ltd.	(69)	-

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2017 (Unaudited)

Morgan Stanley Equity Basket Swaps (continued)
Shares	Description	Notional Amount	Unrealized Appreciation (Depreciation)
MSCHIJP Index (continued)
11,647	McDonalds Holdings Japan Ltd.	$(110)	$-
221	Mori Hills REIT Investment	(317,536)	(352)
190	Mori Trust Sogo REIT	(324,553)	(359)
144	Nippon Prologis REIT	(319,984)	(354)
5,765	Nissin Foods Holdings Ltd.	(325,823)	(361)
34,349	NTT Urban Development	(319,663)	(354)
15,082	Odakyi Electric Railway Ltd.	(315,243)	(349)
14,807	Ono Pharmaceutical Ltd.	(321,892)	(356)
2,154	Relo Group	(330,889)	(366)
16,635	Resorttrust	(324,193)	(359)
1,598	Ryohin Keikaku Ltd.	(15)	-
24,743	Santen Pharmaceutical Ltd.	(331,418)	(367)
17,982	Seibu Holdings	(320,975)	(355)
6,531	Sugi Holdings Ltd.	(322,348)	(357)
4,418	Sundrug Ltd.	(323,777)	(359)
5,247	Sysmex	(334,077)	(370)
38,285	Toho Gas Ltd.	(308,326)	(341)
40,397	Tokyu	(314,680)	(348)

		$(9,073,357)	$(10,045)

MSCHIUS Index
1,124	Abiomed	$(253,424)	$996
3,218	Acadia Healthcare	(261,787)	1,029
4,180	Acadian Pharmaceuticals	(306,557)	1,205
6,482	ACI Worldwide	(266,594)	1,047
608	Acuity Brands	(267,175)	1,050
989	Alexion Pharmaceuticals	(273,912)	1,073
14,830	Algonquin Power & Utilities	(355,600)	1,397
3,468	Alliant Energy	(276,853)	1,088
3,405	Alnylam Pharmaceuticals	(288,668)	1,134
2,466	Ameren	(275,320)	1,082
2,044	American Electric Power Company	(277,579)	1,091
1,785	American Water Works	(277,909)	1,092
1,742	Aptargroup	(269,563)	1,059
3,227	Armstrong	(273,356)	1,074
1,047	Athenahealth	(279,635)	1,099
1,699	Atmos Energy	(274,482)	1,078
1,673	Ball	(270,504)	1,063
1,520	Biomarin Pharmaceuticals	(282,319)	1,109
2,048	Black Hills	(271,556)	1,067
820	Boston Beer	(267,295)	1,050
5,423	Boston Scientific	(276,645)	1,087
8,161	Brookdale Senior Living	(259,013)	1,018
5,592	Cabot Oil Gas	(254,683)	1,001
10,792	Calpine	(269,986)	1,061
1,971	Cavium	(276,706)	1,087
2,481	Cerner	(282,548)	1,110
2,716	Cheniere Energy	(274,349)	1,078
302	Chipotle Mexican Grill	(270,073)	1,061
3,055	CMS Energy	(275,962)	1,084
8,166	Covanta Holding	(278,741)	1,095

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2017 (Unaudited)

Morgan Stanley Equity Basket Swaps (continued)
Shares	Description	Notional Amount	Unrealized Appreciation
MSCHIUS Index (continued)
1,692	Dominion	$(273,682)	$1,075
2,358	Eversource Energy	(276,565)	1,087
274	Fairfax	(352,978)	1,387
5,759	Forest City	(276,456)	1,086
4,023	Fortis	(356,911)	1,402
35,862	Genworth Financial	(255,469)	1,004
1,620	Global Payments	(265,428)	1,043
3,737	Globant	(262,626)	1,032
36,526	Groupon	(267,170)	1,050
6,914	Hydro One Ltd.	(352,564)	1,385
6,022	Intrexon	(270,156)	1,061
6,201	Kennedy-Wilson Holdings	(268,858)	1,056
2,728	Lennar	(258,280)	1,015
5,806	Liberty Lilac Group	(274,771)	1,080
1,527	Life Storage	(263,690)	1,036
2,274	Microsemi	(256,244)	1,007
1,693	Morningstar	(273,360)	1,074
3,187	Neurocrine Bios	(289,924)	1,139
3,484	New Jersey	(278,464)	1,094
2,705	Newell Brands	(271,415)	1,066
2,380	Nike	(266,966)	1,049
5,767	Nisource	(273,528)	1,075
2,689	Norwegian Cruise Line Holdings	(267,996)	1,053
3,242	Pacira Pharmaceuticals	(264,256)	1,038
7,515	Paramount Group	(265,921)	1,045
2,112	PG&E	(277,190)	1,089
1,659	Pinnacle West Capital	(272,976)	1,073
1,486	Pricesmart	(266,931)	1,049
3,892	Puma Biotechnology	(267,343)	1,050
3,759	Range Resources	(257,711)	1,013
1,840	Scana	(268,070)	1,053
1,251	Sempra Energy	(271,498)	1,067
3,664	Shake Shack	(274,302)	1,078
2,645	Southern	(277,200)	1,089
1,985	Spire	(273,499)	1,075
1,822	Steris PLC	(273,554)	1,075
1,190	The Howard Hughs	(269,015)	1,057
3,713	The Medicines	(283,781)	1,115
1,688	Tractor Supply	(263,587)	1,036
865	Tyler Technology	(267,944)	1,053
648	Ultimate Software	(266,113)	1,046
1,834	Ultragenyx Pharmaceutical	(291,645)	1,146
4,996	Under Armour	(203,597)	800
1,532	Vertex Pharmaceuticals	(278,887)	1,096
1,960	Viasat	(269,697)	1,060
23,481	Weatherford International PLC	(259,370)	1,019
1,009	Willis Towers Watson PLC	(267,771)	1,052
3,148	Xcel Energy	(275,821)	1,084

		$(21,449,974)	$84,279

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2017 (Unaudited)

A list of the open centrally cleared swap agreements held by the Fund at January 31, 2017, is as follows:

Credit Dafault Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount	Net Unrealized Depreciation
Goldman, Sachs & Co.	CDX High Yield CDSI S27	SELL	5.00%	12/20/21	$(37,500,000)	$(27,092)

					$(37,500,000)	$(27,092)

For the period ended January 31, 2017, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

ADR — American Depositary Receipt

BBA — British Bankers Association

BPS — Basis Points

CDX High Yield CDSI S27 — Credit Derivatives Index — High Yield

Cl — Class

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FNMA — Federal National Mortgage Association

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

Ltd. — Limited

NVDR — Non-Voting Depository Receipt

OTC — Over the Counter

PJSC — Public Joint Stock Company

PLC — Public Limited Company

REIT — Real Estate Investment Trust

SGX — Singapore Exchange

USD — U.S. Dollar

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2017 (Unaudited)

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at January 31, 2017:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$593,248	$—	$—	$593,248
Austria	2,837,586	—	—	2,837,586
Brazil	3,259,273	—	—	3,259,273
Canada	9,076,318	—	—	9,076,318
China	13,343,293	5,064,659	—	18,407,952
Denmark	1,667,896	—	—	1,667,896
France	16,959,071	—	—	16,959,071
Germany	2,937,860	—	—	2,937,860
Hong Kong	1,516,012	3,186,911	—	4,702,923
India	2,025,920	—	—	2,025,920
Italy	8,158,735	—	—	8,158,735
Japan	44,876,762	—	—	44,876,762
Netherlands	3,555,394	—	—	3,555,394
New Zealand	442,726	—	—	442,726
Poland	1,031,133	—	—	1,031,133
Portugal	748,418	—	—	748,418
Russia	4,911,584	—	—	4,911,584
Spain	8,408,872	—	—	8,408,872
Switzerland	4,263,720	—	—	4,263,720
Thailand	1,466,174	—	—	1,466,174
Turkey	2,254,399	—	—	2,254,399
United Kingdom	7,699,623	—	—	7,699,623
United States	117,599,068	—	—	117,599,068
Total Common Stock	259,633,085	8,251,570	—	267,884,655
U.S. Government Agency Obligations	—	36,736,983	—	36,736,983
Exchange Traded Funds	21,800,538	—	—	21,800,538
U.S. Treasury Obligation	—	8,370,987	—	8,370,987
Preferred Stock	4,598,424	—	—	4,598,424
Total Investments in Securities	$286,032,047	$53,359,540	$—	$339,391,587

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2017 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts‡
Unrealized Appreciation	$235,593	$—	$—	$235,593
Unrealized Depreciation	(3,708)	—	—	(3,708)
Forwards Contracts‡
Unrealized Appreciation	—	183,425	—	183,425
Unrealized Depreciation	—	(779,280)	—	(779,280)
OTC Swaps‡
Total Return Swaps
Unrealized Appreciation	—	683,464	—	683,464
Unrealized Depreciation	—	(64,034)	—	(64,034)
Centrally Cleared Swaps‡
Credit Default Swaps
Unrealized Depreciation	—	(27,092)	—	(27,092)

Total Other Financial Instruments	$231,885	$(3,517)	$—	$228,368

‡ Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as ‘‘—’’ are either $0 or have been rounded to $0.

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. There were no other significant transfers between Level 1 and 2 assets for the period ended January 31, 2017. All other transfers were considered to have occurred as of the end of the period. For the period ended January 31, 2017, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

CHI-QH-001-0300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2017